Property, Plant and Equipment, Net: Schedule of Property, Plant and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Land	$ 132,995		$ 122,019
Buildings and land improvements	1,396,757		1,269,917
Transfer devices	142,801		145,448
Operating machinery and equipment .	2,742,409		2,353,948
Transportation equipment and vehicles	796,053		555,102
Tools, furniture, fixtures and other	36,529		52,070
Operating property, plant and equipment, Gross	5,247,544		4,498,504
Property, Plant, and Equipment, Owned, Accumulated Depreciation	(1,773,063)		(1,567,214)
Operating property, plant and equipment, net	3,474,481		2,931,290
Mining plant and equipment	563,176		503,588
Accumulated depletion	585,521		436,434
Mining plant and equipment, net	481,530		432,278
Property, plant and equipment	$ 7,076,303	[1]	$ 5,392,326	[1]

[1]	See Note 10